UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06190 )

Exact name of registrant as specified in charter: Putnam International Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2007

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments:

Putnam International Equity Fund

The fund's portfolio
9/30/06 (Unaudited)

COMMON STOCKS (99.2%)(a)

	Shares	Value

Australia (1.5%)
Macquarie Airports	700,956	$1,603,992
Macquarie Bank, Ltd.	923,850	47,594,344
Macquerie Countrywide Trust	1,075,713	1,605,993
Macquarie Infrastructure Group	7,506,809	17,890,256
Macquerie Infrastructure Group 144A	8,461	20,164
Mayne Pharma, Ltd.	1,469,377	4,710,914
National Australia Bank, Ltd.	280,097	7,684,909
Promina Group, Ltd.	494,379	2,184,539
QBE Insurance Group, Ltd.	246,048	4,488,893
Rio Tinto, Ltd.	105,586	5,543,857
Telstra Corp., Ltd.	23,623	65,344
Woolworths, Ltd.	133,062	2,007,645
Zinifex, Ltd.	199,781	1,742,495
		97,143,345

Austria (--%)
Oesterreichische Post AG (NON)	44,964	1,711,390
Oesterreichische Post AG 144A (NON)	2,412	91,804
		1,803,194

Belgium (2.3%)
Belgacom SA	28,937	1,126,807
Delhaize Group	296,650	24,892,569
InBev NV	1,161,386	63,871,320
KBC Groupe SA	56,204	5,912,162
Mobistar SA	618,490	51,154,677
		146,957,535

Brazil (1.1%)
Banco Bradesco SA (Preference)	9,599	318,448
Banco Nossa Caixa SA	12,600	251,594
Centrais Eletricas Brasileiras SA	36,860	764,378
Companhia Vale do Rio Doce (CVRD) ADR	73,585	1,586,493
Lupatech SA (NON)	33,100	348,541
Lupatech SA 144A (NON)	16,323	171,880
Petroleo Brasileiro SA ADR	756,445	63,412,784
Unibanco-Uniao de Bancos Brasileiros SA ADR	7,979	590,446
Usinas Siderurgicas de Minas Gerais (Usiminas)
(Preference)	48,095	1,440,634
		68,885,198

Canada (0.6%)
Alcan Aluminum, Ltd.	10,150	405,399
Astral Media, Inc.	13,400	483,428
Bank of Montreal	20,990	1,272,121
Bank of Nova Scotia	7,900	340,251
CAE, Inc.	39,300	335,780
Canadian Imperial Bank of Commerce	18,734	1,415,043
Canadian National Railway Co.	32,656	1,368,718
Canadian Natural Resources, Ltd.	311,370	14,220,179
Canadian Pacific Railway, Ltd.	4,500	224,153
EnCana Corp.	13,800	643,480
Fortis, Inc.	10,800	236,643
Goldcorp, Inc. (New York Exchange)	28,800	680,624
Husky Energy, Inc.	14,260	919,984
Imperial Oil, Ltd. (Toronto Exchange)	25,527	857,537
ING Canada, Inc.	10,174	508,426
IPSCO, Inc.	8,066	700,659
Magna International, Inc. Class A	5,319	386,979
Manulife Financial Corp.	53,172	1,716,148
Methanex Corp.	35,262	856,417
National Bank of Canada	17,942	981,228
Nexen, Inc.	6,700	358,907
Petro-Canada	28,466	1,148,695
Precision Drilling Corp.	4,750	146,196
Royal Bank of Canada	15,756	699,372
Suncor Energy, Inc.	11,080	796,580
Talisman Energy, Inc.	73,678	1,204,847
Teck Cominco, Ltd. Class B	58,605	3,677,918
Telus Corp.	16,740	939,505
TransCanada Corp.	13,500	425,430
TSX Group, Inc.	12,600	553,749
		38,504,396

Chile (--%)

Inversiones Aguas Metropolitanas SA	458,048	502,889

China (0.5%)
China Merchants Bank Co., Ltd. Class H (NON)	4,038,500	5,690,802
China Merchants Bank Co., Ltd. 144A Class H (NON)	2,323,000	3,273,427
China Petroleum & Chemical Corp.	38,406,000	23,794,120
China Shenhua Energy Co., Ltd.	1,237,500	1,990,952
		34,749,301

Denmark (--%)
Genmab A/S (NON)	7,125	296,567

Egypt (--%)
Commercial International Bank	103,599	832,641
Orascom Construction Industries (OCI)	30,001	1,310,095
		2,142,736

Finland (0.1%)
Nokia OYJ	210,080	4,166,928

France (11.1%)
Air Liquide	15,758	3,211,416
Alstrom (NON)	13,187	1,191,734
Axa SA	193,273	7,118,772
BNP Paribas SA	1,012,470	108,811,174
Business Objects SA (NON)	707,600	23,920,810
Christian Dior SA	27,798	2,890,655
France Telecom SA	2,969,206	68,070,413
France Telecom SA 144A	147,848	3,389,483
Groupe Danone	22,205	3,113,421
Pinault-Printemps-Redoute SA	20,404	3,021,129
Renault SA	814,678	93,332,746
Sanofi-Synthelabo SA	33,363	2,966,482
Schneider Electric SA	571,060	63,614,639
Societe Generale	757,736	120,448,426
Technip SA	468,650	26,604,797
Total SA	2,239,294	146,777,996
Veolia Environnement	628,102	37,876,326
		716,360,419

Germany (7.4%)
Adidas-Salomon AG	1,800,040	84,494,230
Allianz AG	788,016	136,220,833
BASF AG	1,414,754	113,464,844
Bayerische Motoren Werke (BMW) AG	495,254	26,515,494
Deutsche Bank AG	52,875	6,391,088
Henkel KGaA	55,995	6,861,826
Henkel KGaA (Preference)	560,956	78,219,701
MAN AG	36,513	3,081,462
RWE AG	105,673	9,750,639
Salzgitter AG	7,366	692,269
SAP AG	12,746	2,526,549
Schwarz Pharma AG	16,300	1,890,103
Siemens AG	43,127	3,758,723
ThyssenKrupp AG	134,156	4,518,226
		478,385,987

Greece (1.5%)
Hellenic Telecommunication Organization (OTE) SA (NON)	1,732,256	42,433,419
Hellenic Telecommunication Organization (OTE) SA 144A
(NON)	18,500	453,177
National Bank of Greece SA	1,036,697	44,565,949
Postal Savings Bank (NON)	286,001	5,745,267
Postal Savings Bank 144A (NON)	25,826	518,800
		93,716,612

Hong Kong (1.4%)
BOC Hong Kong Holdings, Ltd.	14,331,500	32,182,126
Champion Real Estate Investment Trust (NON)(R)	1,646,000	818,751
China Netcom Group Corp. (Hong Kong), Ltd.	15,546,500	27,857,575
China Resources Power Holdings Co.	580,000	613,264
China Unicom, Ltd.	958,000	942,501
Esprit Holdings, Ltd.	2,496,500	22,759,554
Great Eagle Holdings, Ltd.	615,000	2,234,942
Hong Kong and China Gas Co., Ltd.	127,000	297,585
Hong Kong Electric Holdings, Ltd.	178,000	831,434
Hong Kong Exchanges and Clearing, Ltd.	395,500	2,884,452
Hutchinson Telecommunications International, Ltd. (NON)	89,000	157,373
Orient Overseas International, Ltd.	362,000	1,470,053
		93,049,610

Hungary (0.6%)
MOL Magyar Olaj- es Gazipari Rt.	399,150	36,350,736

Ireland (2.1%)
Bank of Ireland PLC	3,376,652	65,949,296
CRH PLC	2,088,703	70,451,029
		136,400,325

Israel (0.1%)
ECI Telecom, Ltd. (NON)	252,900	2,086,425
Teva Pharmaceutical Industries, Ltd. ADR	60,030	2,046,423
		4,132,848

Italy (3.6%)
Enel SpA	431,172	3,929,351
Fastweb	13,293	603,098
IntesaBCI SpA	12,420,640	81,648,990
Piaggio & C SpA (NON)	701,353	2,602,818
Saipem SpA	307,477	6,675,179
Saras SpA (NON)	87,753	448,760
UniCredito Italiano SpA	16,071,294	133,229,372
		229,137,568

Japan (25.3%)
Aeon Co., Ltd.	1,447,100	35,605,432
Aiful Corp.	28,250	1,096,853
Asahi Glass Co., Ltd.	68,000	842,421
Asahi Kasei Corp.	4,948,000	31,788,560
Astellas Pharma, Inc.	114,300	4,607,476
Canon, Inc.	1,539,028	80,624,142
Chiyoda Corp.	1,065,000	20,946,098
Chubu Electric Power, Inc.	52,200	1,356,657
Credit Saison Co., Ltd.	725,200	30,678,840
Dai Nippon Printing Co., Ltd.	2,972,000	45,973,365
Daiichi Sankyo Co., Ltd.	2,004,600	56,955,608
Daito Trust Construction Co., Ltd.	1,357,800	73,934,464
Dowa Mining Co., Ltd.	350,000	3,032,848
Dowa Mining Co., Ltd. (Rights) (F)(NON)	350,000	2,965
East Japan Railway Co.	11,222	78,684,758
Electric Power Development Co.	1,081,800	38,649,135
Elpida Memory, Inc. (NON)	23,200	1,058,341
Fanuc, Ltd.	383,800	30,075,109
Fuji Pharma Co., Ltd.	21,300	246,198
Fuji Television Network, Inc.	1,070	2,414,287
Glory, Ltd.	9,500	183,808
Honda Motor Co., Ltd.	44,000	1,485,264
Hoya Corp.	140,300	5,310,195
Japan Tobacco, Inc.	19,719	76,801,344
JSR Corp.	88,200	1,951,625
KDDI Corp.	161	1,006,543
Komatsu, Ltd.	2,418,400	42,041,793
Konica Corp.	2,842,500	38,221,764
Kose Corp.	29,100	940,685
Kubota Corp.	387,000	3,192,704
Lawson, Inc.	1,036,600	36,466,544
Matsushita Electric Industrial Co., Ltd.	5,038,000	107,084,493
Mitsubishi Corp.	2,684,300	50,719,930
Mitsubishi UFJ Financial Group, Inc.	657	8,431,922
Mitsui & Co., Ltd.	161,000	2,055,577
Mitsui Fudoscan Co., Ltd.	1,783,000	40,711,740
Mitsui O.S.K Lines, Ltd.	322,000	2,387,982
Mizuho Financial Group, Inc.	16,011	124,003,816
NET One Systems Co., Ltd.	1,435	2,002,808
Nippon Steel Corp.	920,000	3,779,692
Nippon Telegraph & Telephone (NTT) Corp.	286	1,405,247
Nissan Motor Co., Ltd.	4,286,800	48,176,558
Nomura Securities Co., Ltd.	429,600	7,554,332
NSK, Ltd.	24,000	203,408
NTT DoCoMo, Inc.	1,205	1,858,099
Obayashi Corp.	97,000	685,268
Omron Corp.	1,581,900	38,780,878
Ono Pharmaceutical Co., Ltd.	20,100	895,184
Onward Kashiyama Co., Ltd.	66,000	951,937
ORIX Corp.	146,990	40,838,241
Osaka Gas Co., Ltd.	8,499,000	29,704,085
Rohm Co., Ltd.	301,900	28,120,759
Sankyo Co., Ltd.	671,000	35,797,057
Shimizu Corp.	6,677,000	38,298,788
Shin-Etsu Chemical Co.	40,700	2,596,552
SMC Corp.	6,700	884,283
So-net M3, Inc. (NON)	617	2,057,541
Sony Corp.	32,600	1,318,656
Sumitomo Mitsui Banking Corp.	737,000	7,750,314
Suzuki Motor Corp.	2,992,200	76,228,709
Tanabe Seiyaku Co., Ltd.	1,937,000	24,329,067
Terumo Corp.	1,031,600	39,066,285
Toho Gas Co., Ltd.	2,418,000	10,422,205
Tohoku Electric Power Co., Inc.	22,900	500,972
Tokyo Electric Power Co.	44,300	1,274,312

Tokyo Gas Co., Ltd.	183,000	920,024
TonenGeneral Sekiyu KK (S)	229,000	2,066,138
Toto, Ltd.	34,000	321,708
Toyo Suisan Kaisha, Ltd.	114,000	1,643,037
Toyota Motor Corp.	1,963,700	106,991,016
Ulvac, Inc.	59,000	2,056,715
		1,641,051,161

Malaysia (--%)
Digi.com Berhad	56,400	191,136
Public Bank Berhad	516,600	959,790
Public Bank Berhad	139,300	253,043
		1,403,969

Mexico (--%)
Axtel SA de CV (NON)	426,820	885,124
Axtel SA de CV 144A (NON)	120,100	249,059
Grupo Financiero Banorte SA de CV	195,400	611,553
		1,745,736

Netherlands (3.4%)
Endemol NV	240,482	4,584,147
ING Groep NV	3,114,693	136,854,484
Koninklijke (Royal) KPN NV	5,913,717	75,352,558
Koninklijke (Royal) KPN NV 144A	43,460	553,767
Koninklijke Ahold NV (NON)	220,662	2,342,130
Royal Dutch Shell PLC Class B	28,062	950,219
Royal Numico NV	40,537	1,822,718
		222,460,023

New Zealand (--%)
Telecom Corp. of New Zealand, Ltd.	118,399	333,881

Norway (1.0%)
DnB Holdings ASA	3,261,719	39,993,762
Norsk Hydro ASA	977,146	21,855,812
Schibsted ASA	113,459	3,412,667
Statoil ASA	54,074	1,280,008
		66,542,249

Philippines (--%)
Ayala Corp.	60,080	568,668
Globe Telecom, Inc.	32,781	702,527
		1,271,195

Russia (0.4%)
Gazprom	1,912,851	20,467,506
Lukoil	14,822	1,129,436
Mobile Telesystems ADR	23,755	897,226
Sberbank RF	376	819,680
Tatneft ADR	6,091	510,121
		23,823,969

Singapore (1.0%)
Ascendas Real Estate Investment Trust (R)	1,051,000	1,424,523
Chartered Semiconductor Manufacturing, Ltd. (NON)	34,301,000	25,703,720
SembCorp Industries, Ltd.	147,580	311,500
Singapore Airlines, Ltd.	688,000	6,332,607
Singapore Telecommunications, Ltd.	537,700	824,882
StarHub, Ltd.	892,294	1,265,736
StarHub, Ltd. 144A	1,248,856	1,771,525
United Overseas Bank, Ltd.	2,841,000	29,134,344
		66,768,837

South Africa (0.1%)
Aveng, Ltd.	267,187	946,483
Gold Fields, Ltd.	4,266	75,554
Gold Fields, Ltd. ADR	30,851	550,382
Impala Platinum Holdings, Ltd.	3,315	548,721
Reunert, Ltd.	112,280	985,529
Sasol, Ltd.	26,078	859,962
		3,966,631

South Korea (1.4%)
Daegu Bank	52,670	879,862
GS Holdings Corp.	15,930	558,551
Hynix Semiconductor, Inc. (NON)	871,460	34,490,456
Hyundai Mipo Dockyard	6,210	773,339
Hyundai Mobis	8,370	859,543
Kookmin Bank	23,318	1,825,868
Korean Airlines Co., Ltd.	21,050	774,804

KT Freetel Co., Ltd.	4,490	137,975
LG Electronics, Inc.	11,810	764,397
LG Engineering & Construction, Ltd.	9,154	642,832
POSCO	186,613	48,440,633
POSCO ADR	4,300	279,199
Samsung Electronics Co., Ltd.	2,162	1,522,912
Shinhan Financial Group Co., Ltd.	18,530	833,346
		92,783,717

Spain (3.9%)
Banco Bilbao Vizcaya Argentaria SA	3,671,951	84,878,800
Grifols SA (NON)	83,608	846,124
Iberdrola SA	2,599,710	116,235,582
Repsol YPF SA	1,770,850	52,642,239
		254,602,745

Sweden (3.0%)
Hennes & Mauritz AB Class B	1,084,779	45,381,118
Sandvik AB	99,600	1,141,937
Skanska AB Class B	88,600	1,499,543
SKF AB Class B	2,314,156	33,876,098
Swedbank AB	1,368,303	40,620,474
Telefonaktiebolaget LM Ericsson AB Class B	19,684,387	68,243,149
Volvo AB Class B	10,870	647,616
		191,409,935

Switzerland (8.8%)
ABB, Ltd.	140,583	1,844,759
Arpida, Ltd. (NON)	11,437	255,453
Basilea Pharmaceutica AG (NON)	1,547	244,341
Credit Suisse Group	2,255,457	130,170,959
Nestle SA	285,041	99,136,787
Nobel Biocare Holding AG	324,314	79,616,810
Novartis AG	144,381	8,407,636
Roche Holding AG	919,484	158,577,190
Speedel Holding AG (NON)	1,734	253,682
STMicroelectronics NV	115,269	1,995,816
Straumann Holding AG	3,047	654,439
Synthes, Inc.	7,449	825,950
Xstrata PLC (London Exchange)	52,263	2,154,288
Zurich Financial Services AG	350,264	85,847,650
		569,985,760

Taiwan (0.1%)
China Steel Corp.	933,570	805,304
Himax Technologies, Inc. ADR (NON)	87,500	499,625
Inventec Co., Ltd.	1,325,000	865,611
Powerchip Semiconductor Corp.	5,046,238	3,220,796
Siliconware Precision Industries Co.	439,382	523,761
Sinopac Holdings Co.	1,067,000	509,631
United Microelectronics Corp.	1,305,738	729,944
Wistron Corp.	986,052	1,116,698
		8,271,370

Thailand (--%)
Italian-Thai Development PLC NVDR (Non Voting
Depository Receipt)	4,485,900	671,620
Krung Thai Bank PCL	2,537,200	773,570
Krung Thai Bank PCL NVDR	836,500	252,885
		1,698,075

Turkey (--%)
Dogan Yayin Holding A.S. (Turkey) (NON)	1	2

United Kingdom (16.9%)
Admiral Group PLC	210,929	3,265,863
ARM Holdings PLC	904,525	1,985,023
Aviva PLC	4,547,916	66,509,137
BAE Systems PLC	829,904	6,126,421
Barclays PLC	8,701,547	109,537,667
Barratt Developments PLC	2,535,505	50,481,098
BHP Billiton PLC	2,991,478	51,513,832
BP PLC	14,973,228	162,759,198
Bunzl PLC	111,924	1,397,435
easyJet PLC (NON)	93,000	844,163
GlaxoSmithKline PLC	228,861	6,078,249
Hays PLC	434,775	1,173,382
Hikma Pharmaceuticals PLC 144A	15,300	118,018
HSBC Holdings PLC (London Exchange)	411,368	7,487,201
IMI PLC	3,051,585	28,881,939
Imperial Chemical Industries PLC	131,567	976,227
Imperial Tobacco Group PLC	90,233	2,999,802
John Wood Group PLC	131,287	563,971
Kelda Group PLC	132,211	2,100,144

Ladbrokes PLC			7,943,752	57,714,162
Marks & Spencer Group PLC			234,679	2,816,142
Mitchells & Butlers PLC			182,318	2,007,338
Next PLC			41,540	1,470,998
Pennon Group PLC			209,259	1,992,271
Punch Taverns PLC			4,993,038	90,410,694
Reckitt Benckiser PLC			2,690,035	111,235,309
Rio Tinto PLC			1,719,351	81,147,829
Royal Bank of Scotland Group PLC			2,169,650	74,520,975
Scottish Power PLC			4,836,777	58,854,219
SIG PLC			35,887	657,527
Travis Perkins PLC			33,275	1,078,884
Vodafone Group PLC			46,017,404	105,069,847
Wilson Bowden PLC			13,507	448,284
WPP Group PLC			188,776	2,334,059
				1,096,557,308

Total common stocks (cost $5,402,008,891)				$6,427,362,757

UNITS (--%)(a) (cost $204,589)

			Units	Value

Arc Energy Trust units (Canada)			7,500	$182,961

WARRANTS (--%)(a)(NON) (cost $288,486)

	Expiration date	Strike Price	Warrants	Value

Fuji Television Network Structured Exercise Call
Warrants 144A (issued by Merrill Lynch International &
Co.) (Japan)	11/22/06	--	131	$296,290

SHORT-TERM INVESTMENTS (1.3%)(a)

			Principal	Value
			amount/shares

Short-term investments held as collateral for loaned
securities with a yield of 5.00% and a due date of
October 2, 2006 (d)			$1,664,941	$1,664,250
Interest in $258,000,000 joint repurchase agreement
dated September 29, 2006 with UBS Securities, LLC due
October 2, 2006 with respect to various U.S.
Government obligations -- maturity value of
$36,813,405 for an effective yield of 5.35%
(collateralized by various asset-backed securities
with coupon rates ranging from 0.00% to 15.00% and due
dates ranging from August 25, 2011 to July 12, 2046
valued at $263,162,125)			36,797,028	36,797,028
Putnam Prime Money Market Fund (e)			48,225,857	48,225,857

Total short-term investments (cost $86,687,135)				$86,687,135

TOTAL INVESTMENTS

Total investments (cost $5,489,189,101)(b)				$6,514,529,143

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/06 (aggregate face value $1,311,771,356) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

Australian Dollar	$423,325,573	$427,540,800	10/18/06	($4,215,227)
British Pound	814,163,820	820,500,899	12/20/06	(6,337,079)
Euro	32,214,055	32,397,087	12/20/06	(183,032)
Japanese Yen	3,226,646	3,269,970	11/15/06	(43,324)
Swedish Krona	16,289,440	16,370,276	12/20/06	(80,836)
Swiss Franc	11,529,110	11,692,324	12/20/06	(163,214)

Total				$ (11,022,712)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/06 (aggregate face value $1,318,695,589) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$64,496,227	$65,033,133	12/20/06	$536,906
Euro	371,936,327	374,898,368	12/20/06	2,962,041
Swedish Krona	134,350,528	134,862,291	12/20/06	511,763
Norwegian Krone	60,027,947	60,688,819	12/20/06	660,872
Japanese Yen	453,361,743	466,345,119	11/15/06	12,983,376
Swiss Franc	138,148,319	140,109,710	12/20/06	1,961,391
Canadian Dollar	42,594,147	42,342,346	10/18/06	(251,801)
Hong Kong Dollar	31,771,084	31,893,378	11/15/06	122,294
South African Rand	2,257,775	2,522,425	8/1/07	264,650

Total				$ 19,751,492

NOTES

(a) Percentages indicated are based on net assets of $6,480,991,578.

(b) The aggregate identified cost on a tax basis is $5,521,078,072, resulting in gross unrealized appreciation and depreciation of $1,123,232,619 and $129,781,548, respectively, or net unrealized appreciation of $993,451,071.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2006, the value of securities loaned amounted to $1,584,362. The fund received cash collateral of $1,664,250 which is pooled with collateral of other Putnam funds into 1 issue of high-grade, short-term investment.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $284,049 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $268,196,714 and $295,137,062, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees. On September 30, 2006, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2006.

At September 30, 2006, liquid assets totaling $6,004,146 have been designated as collateral for open structured notes and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry group concentration greater than 10% at September 30, 2006 (as a percentage of net assets):

Banking	17.7%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2006, fair value pricing was used for certain foreign securities in the portfolio.

Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: December 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 5, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 5, 2006